STOCKHOLDERS’ DEFICIENCY AND MEZZANINE EQUITY	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ DEFICIENCY AND MEZZANINE EQUITY

9. STOCKHOLDERS’ DEFICIENCY AND MEZZANINE EQUITY

(a) Authorized and Issued Stock

As at December 31, 2023, the Company is authorized to issue 125,000,000 (March 31, 2023 – 125,000,000) shares of common stock ($0.001 par value), and 10,000,000 (March 31, 2023 – 10,000,000) shares of preferred stock ($0.001 par value), of which 20,000 (March 31, 2023 – 20,000) are designated shares of Series A preferred stock ($0.001 par value) and 600 (March 31, 2023 – nil) are designated shares of Series B preferred stock ($0.001 par value).

At December 31, 2023, common shares and shares directly exchangeable into equivalent common shares that were issued and outstanding totaled 9,419,629 (March 31, 2023 – 8,752,505) shares; these were comprised of 9,258,957 (March 31, 2023 – 8,508,052) shares of common stock and 160,672 (March 31, 2023 – 244,458) exchangeable shares. At December 31, 2023, there were 6,304 shares of Series A Preferred Stock that were issued and outstanding (March 31, 2023 – 6,304) and there were 180 shares of Series B Preferred Stock that were issued and outstanding (March 31, 2023 – nil). Lastly, there is also one share of the Special Voting Preferred Stock issued and outstanding held by one holder of record, which is the Trustee in accordance with the terms of the Trust Agreement and outstanding as at December 31, 2023 and March 31, 2023.

BIOTRICITY INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 (Unaudited)

(Expressed in US dollars)

(b) Series A Preferred Stock

The number of Series A Preferred Stock issued and outstanding as of December 31, 2023 and March 31, 2023 was 6,304.

The Series A Preferred Stock is junior to the Company’s existing undesignated preferred stock, and unless otherwise set forth in the applicable certificate of designations, shall be junior to any future issuance of preferred stock. The purchase price (the “Purchase Price”) for the Series A Preferred Stock to date has been $1,000 per share. Except as otherwise expressly required by law, the Series A Preferred Stock does not have voting rights and does not have any liquidation rights.

Preferred Stock Dividends

Dividends shall be paid at the rate of 12% per annum of the amount of the Series A Preferred Stockholder’s (the “Holder”) Purchase Price. Dividends shall be paid quarterly unless the Holder and the Company mutually agree to accrue and defer any such dividend.

Conversion

The Series A Preferred Stock is convertible into shares of common stock commencing 24 months after the issuance date of the Series A Preferred Stock. Upon which, on a monthly basis, up to 5% of the aggregate amount of the Purchase Price can be converted (subject to adjustment for changes in the Holder’s ownership of the underlying Series A Preferred Stock). The conversion price is equal to the greater of $0.001 or a 15% discount to the volume-weighted average price (“VWAP”) of the Company’s common stock five Trading Days immediately prior to the conversion date (the “Conversion Rate). Additionally, subject to certain provisions, the Holder may exchange its Series A Preferred Stock into any common stock financing being conducted by the Company at a 15% discount to the pricing of that financing.

Other Adjustments and Rights

● The Conversion Rate (and shares issuable upon conversion of the Series A Preferred Stock) will be appropriately adjusted to reflect stock splits, stock dividends business combinations and similar recapitalization.

● The Holders shall be entitled to a proportionate share of certain qualifying distributions on the same basis as if they were holders of the Company’s common stock on an as converted basis.

Company Redemption

The Company may redeem all or part of the outstanding Series A Preferred Stock after one year from the date of issuance by paying an amount equal to the aggregate Purchase Price paid, adjusted for any reduction in Series A Preferred Stock holding, multiplied by 110% plus accrued dividends.

(c) Series B Preferred Stock and Mezzanine Equity

On September 19, 2023, the Company entered into a security purchase agreement (the “Purchase Agreement”) with an institutional investor (the “Investor”) for the issuance and sale of 220 shares of the Company’s newly designated Series B Convertible Preferred Stock, $0.001 par value (the “Series B Preferred Stock”), at a purchase price of $9,091 per share of Preferred Stock, and after accounted for other issuance related costs, the net proceeds received was in the amount of $1,900,000.

Shares of Series B Preferred Stock and shares of Common Stock of the Company that are issuable upon conversion of, or as dividends on, the Series B Preferred Stock were offered and were issued pursuant to the Prospectus Supplement, filed September 19, 2023, to the Prospectus included in the Company’s Registration Statement on Form S-3 (Registration No. 333-255544) filed with the Securities and Exchange Commission on April 27, 2021, and declared effective May 4, 2021.

BIOTRICITY INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 (Unaudited)

(Expressed in US dollars)

Pursuant to the Purchase Agreement, on September 19, 2023, the Company filed a certificate of designations of Series B Convertible Preferred Stock (the “Certificate of Designations”) with the Nevada Secretary of State designating 600 shares of the Company’s shares of Preferred Stock as Series B Convertible Preferred Stock and setting forth the voting and other powers, preferences and relative, participating, optional or other rights of the Preferred Shares. Each share of Series B Preferred Stock has a stated value of $10,000 per share.

The Series B Preferred Stock, with respect to the payment of dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company, ranks senior to all capital stock of the Company unless the holders of the majority of the outstanding shares of Series B Preferred Stock consent to the creation of other capital stock of the Company that is senior or equal in rank to the Series B Preferred Stock.

Holders of Series B Preferred Stock will be entitled to receive cumulative dividends (“Dividends”), in shares of common stock or cash on the stated value at an annual rate of 8% (which will increase to 15% if a Triggering Event (as defined in the Certificate of Designations) occurs. Dividends will be payable upon conversion of the Series B Preferred Stock, upon any redemption, or upon any required payment upon any Bankruptcy Triggering Event (as defined in the Certificate of Designations).

Holders of Series B Preferred Stock will be entitled to convert shares of Series B Preferred Stock into a number of shares of common stock determined by dividing the stated value (plus any accrued but unpaid dividends and other amounts due) by the conversion price. The initial conversion price is $3.50, subject to adjustment in the event the Company sells common stock at a price lower than the then-effective conversion price. Holders may not convert the Series B Preferred Stock to common stock to the extent such conversion would cause such holder’s beneficial ownership of common stock to exceed 4.99% of the outstanding common stock. In addition, the Company will not issue shares of common stock upon conversion of the Series B Preferred Stock in an amount exceeding 19.9% of the outstanding common stock as of the initial issuance date unless the Company receives shareholder approval for such issuances.

Holders may elect to convert shares of Series B Preferred Stock to common stock at an alternate conversion price equal to 80% (or 70% if the Company’s common stock is suspended from trading on or delisted from a principal trading market or if the Company has effected a reverse split of the common stock) of the lowest daily volume weighed average price of the common stock during the Alternate Conversion Measuring Period (as defined in the Certificate of Designations). In the event the Company receives a conversion notice that elects an alternate conversion price, the Company may, at its option, elect to satisfy its obligation under such conversion with payment in cash in an amount equal to 110% of the conversion amount.

The Series B Preferred Stock will automatically convert to common stock upon the 24-month anniversary of the initial issuance date of the Series B Preferred Stock.

At any time after the earlier of a holder’s receipt of a Triggering Event notice and such holder becoming aware of a Triggering Event and ending on the 20th trading day after the later of (x) the date such Triggering Event is cured and (y) such holder’s receipt of a Triggering Event notice, such holder may require the Company to redeem such holder’s shares of Series B Preferred Stock.

Upon any Bankruptcy Triggering Event (as defined in the Certificate of Designations), the Company will be required to immediately redeem all of the outstanding shares of Series B Preferred Stock.

The Company will have the right at any time to redeem all or any portion of the Series B Preferred Stock then outstanding at a price equal to 110% of the stated value plus any accrued but unpaid dividends and other amounts due.

Holders of the Series B Preferred Stock will have the right to vote on an as-converted basis with the common stock, subject to the beneficial ownership limitation set forth in the Certificate of Designations.

The Series B Preferred Stock was accounted for as Mezzanine Equity in accordance with ASC 480 - Distinguishing Liabilities from Equity and the embedded conversion and redemption features was separated from the host instrument and recognized as derivative liabilities with change in fair value at each reporting period end recognized in the consolidated statement of operations. (Note 8).

During the three months ended December 31, 2023, 40 Series B preferred shares were converted into 562,251 common shares. As a result of the conversion, the Company removed $228,727 related to the book value of mezzanine equity for the shares converted. The Company removed $119,359 related to the fair value of derivative liabilities related to the shares converted. The Company recognized corresponding credits common share par value and paid in capital.

A roll-forward of activity is presented below for the nine months ended December 31, 2023:

2023
$
Balance beginning of period – March 31	—
Net proceeds received pursuant to the issuance of preferred shares	1,900,000
Recognition of derivative liabilities (Note 8)	(642,417)
Conversion into common shares	(228,727)
Balance end of period – December 31	1,028,856

BIOTRICITY INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 (Unaudited)

(Expressed in US dollars)

(d) Common share issuances

Issuances during the nine months ended December 31, 2023

The Company sold 36,897 common shares through use of its registration statement, for gross proceeds of $123,347, raising a net amount of $119,285 after paying a 3% placement fee and other issuance expenses. In addition, 20,846 shares of common stock were issued to existing holders as a result of rounding to the nearest whole share, which was required at the time of executing the Reverse Split.

In addition, the Company issued 47,125 common shares for services received with a fair value of $45,947 which was recognized as a general and administrative expense with a corresponding credit to additional paid-in capital.

Issuances during the nine months ended December 31, 2022

During the three months ended June 30, 2022, the Company issued 67,395 common shares in connection with conversion of convertible notes (Note 5). The total amounts of debts settled is in amount of $406,118 that composed of face value of convertible promissory notes in amount of $302,000 (Note 5), carrying amount of conversion and redemption feature derived from notes in amount of $104,118. The fair value of the shares issued and to be issued was determined based on the market price upon conversion and was in the amount of $457,025. The difference, that represented a loss on conversion between amounts of debt settled and fair value of common shares issued, was in the amount of $50,908 and was recorded as loss on conversion of convertible promissory notes in statement of operations.

In addition, during the three months ended June 30, 2022, the Company removed 6,683 of previously to be issued shares, in connection with cancellation of warrant exercises from certain warrant holders. In addition, the Company recognized additional 1,966 shares to be issued for warrant exercise request received but not processed as of quarter end. As a result of the cancellation of to be issued shares, $42,500 was reduced from balance of shares to be issued, and the Company increased the balance of the shares to be issued by $12,500 upon the warrants exercise.

Lastly, during the three months ended June 30, 2022, the Company issued 695 common shares for services received, with a fair value of $7,500.

During the three months ended September 30, 2022, the Company issued 19,608 common shares in connection with conversion of convertible notes (Note 5). The total amounts of debts settled is in amount of $135,274 that composed of face value of convertible promissory notes in amount of $100,000 (Note 5), carrying amount of conversion and redemption feature derived from notes in amount of $35,274. The fair value of the shares issued and to be issued was determined based on the market price upon conversion and was in the amount of $175,294. The difference, that represented a loss on conversion, between amounts of debts settled and fair value of common shares issued was in the amount of $40,020 and was recorded as loss on conversion of convertible promissory notes in statement of operations.

During the three months ended September 30, 2022, the Company issued 3,796 common shares for services received, with a fair value of $30,287.

During the three months ended December 31, 2022, the Company issued 39,808 common shares in connection with the conversion of convertible notes (Note 5). The total amounts of debts settled is in amount of $207,002 that composed of face value of convertible promissory notes in amount of $153,600 (Note 5), carrying amount of conversion and redemption feature derived from notes in amount of $53,402. The fair value of the shares issued and to be issued was determined based on the market price upon conversion and was in the amount of $211,602. The difference, that represented a loss on conversion, between amounts of debts settled and fair value of common shares issued was in the amount of $4,600 and was recorded as loss on conversion of convertible promissory notes in condensed consolidated statements of operations and comprehensive loss.

In addition, the Company issued 17,544 common shares for services received with a fair value of $112,631 which was recognized as a general and administrative expense with a corresponding credit to additional paid-in capital.

(e) Common shares to be issued

Activity during the nine months ended December 31, 2023

None.

Activity during the nine months ended December 31, 2022

During the nine months ended December 31, 2022, the Company issued 17,544 in satisfaction of its obligation of shares to be issued, and moved $77,300 out of the shares to be issued account into the additional paid in capital account.

BIOTRICITY INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 (Unaudited)

(Expressed in US dollars)

(f) Warrant issuances, exercises and other activity

Warrant exercises and issuances during the nine months ended December 31, 2023

During the three months ended December 31, 2023, the Company issued 868,098 note holder warrants and 69,062 placement agent warrants related to the final closing of Series C convertible notes (Note 5). These warrants relate to Series C Convertible Notes. Prior to the final closing date (October 23, 2023) of Series C Convertible Notes, the Company determined that the obligations to issue note holder warrants and placement agent warrants represented a derivative liability that meets the requirements for liability classification under ASC 815. The Company accounted for these obligations by determining the fair value of the related derivative liabilities. Subsequently, the exercise price of all warrants was concluded and locked to $4.18 and $2.09, respectively, for the note holder and placement agent warrants, as of the final closing date October 23, 2023. Since the exercise price was no longer a variable, the Company concluded that the note holder and placement agent warrants should no longer be accounted for as a derivative liability in accordance with ASC 815 guidelines related to equity indexation and classification. The derivative liabilities related to those warrants were therefore marked to market as of October 23, 2023 and then transferred to equity (collectively, “End of warrants derivative treatment”). The warrants were therefore recognized with a reduction of $1,652,572 against the derivative liability and a corresponding credit against paid in capital.

Warrant exercises and issuances during the nine months ended December 31, 2022

During the three months ended June 30, 2022, the Company issued 8,972 warrants as compensation to an executive of the Company who was not part of the Company stock options plan. The warrant expenses were fair-valued at $77,414, and recognized as general and administrative expenses, with a corresponding credit to additional paid-in capital.

During the three months ended September 30, 2022, the Company issued 19,714 warrants as compensation to an executive of the Company who was not part of the Company stock options plan. The warrant expenses were fair-valued at $77,332, and recognized as general and administrative expenses, with a corresponding credit to additional paid-in capital.

During the three months ended December 31, 2022, the Company issued 36,464 warrants as compensation to an executive of the Company who was not part of the Company stock options plan. The fair value of the warrants at issuance was $77,780 and was recognized as a general and administrative expense, with a corresponding credit to additional paid-in capital. In addition, the Company added 52,083 warrants to its outstanding warrant schedule in connection with warrants issued to Series B convertible note holders. This has no impact on paid-in capital as the fair value of warrants was already accounted for as part of the original Series B convertible note issuance accounting entries. Lastly, the Company extinguished and exchanged 51,101 warrants for promissory notes [Note 5] that resulted in an adjustment to additional paid-in capital in the amount of $71,768.

Warrant activity during the nine months ended December 31, 2023 is indicated below:

	Broker Warrants	Consultant and Noteholder Warrants	Warrants Issued on Convertible Notes	Total
As at March 31, 2023	139,865	279,341	888,277	1,307,483
Expired/cancelled	—	(25,347)	—	(25,347)
Exercised	—	—	—	—
Issued	69,062	—	868,029	937,091
As at December 31, 2023	208,927	253,994	1,756,306	2,219,227
Exercise Price	$2.09 to $37.56	$2.69 to $14.40	$6.36 to $9.00
Expiration Date	August 2026 to October 2033	December 2028 to December 2032	January 2024 to October 2024

(g) Stock-based compensation

2016 Equity Incentive Plan

On February 2, 2016, the Board of Directors of the Company approved the Company’s 2016 Equity Incentive Plan (the “Plan”). The purpose of the Plan is to advance the interests of the Company and its stockholders by providing an incentive to attract, retain and reward persons performing services for the Company and by motivating such persons to contribute to the growth and profitability of the Company. The Plan seeks to achieve this purpose by providing for awards in the form of options, stock appreciation rights, restricted stock purchase rights, restricted stock bonuses, restricted stock units, performance shares, performance units and other stock-based awards.

The Plan shall continue in effect until its termination by the board of directors or committee formed by the board; provided, however, that all awards shall be granted, if at all, on or before the day immediately preceding the tenth (10th) anniversary of the effective date. The maximum number of shares of stock that may be issued under the Plan shall be equal to 3,750,000 shares; provided that the maximum number of shares of stock that may be issued under the Plan pursuant to awards shall automatically and without any further Company or shareholder approval, increase on January 1 of each year for not more than 10 years from the effective date, so the number of shares that may be issued is an amount no greater than 20% of the Company’s outstanding shares of stock and shares of stock underlying any outstanding exchangeable shares as of such January 1; provided further that no such increase shall be effective if it would violate any applicable law or stock exchange rule or regulation, or result in adverse tax consequences to the Company or any participant that would not otherwise result but for the increase.

BIOTRICITY INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 (Unaudited)

(Expressed in US dollars)

During the three months ended December 31, 2023 and 2022, the Company granted no new stock options, and granted 3,585 and 2,325 during the nine months ended December 2023 and 2022, respectively. The Company recorded stock-based compensation of $170,140 and $63,125 during the three months ended December 31, 2023 and 2022, respectively, and $ 544,655 and $363,372 during the nine months ended December 31, 2023 and 2022, respectively, in connection with the Plan under selling, general and administrative expenses with corresponding credit to additional paid in capital. The amount of vested stock options outstanding as of December 31, 2023 and March 31, 2023 was 1,043,488 and 960,521, respectively.

The following table summarizes the stock option activities during the nine months ended December 31, 2023:

	Number of Options	Weighted Average Exercise Price

Outstanding at March 31, 2023	1,264,890	$9.29
Granted	3,585	$2.79
Exercised	—	$—
Expired/Forfeited	(28,214)	$7.80
Outstanding at December 31, 2023	1,240,261	$9.32

The fair value of each option granted is estimated at the time of grant using multi-nominal lattice model using the following assumptions, for each of the respective nine month periods ended December 31:

	2023	2022
Exercise price ($)	2.79	4.80
Risk free interest rate (%)	3.85	4.06
Expected term (Years)	10.0	5.00
Expected volatility (%)	117.1	113.9
Expected dividend yield (%)	0.00	0.00
Fair value of option ($)	2.30	3.92
Expected forfeiture (attrition) rate (%)	0.00	0.00

2023 Equity Incentive Plan and the Employee Stock Purchase Plans

On March 31, 2023, the Company adopted the 2023 Equity Incentive Plan (the “2023 Plan”). The 2023 Plan authorizes grants of equity-based and incentive cash awards to eligible participants designated by the 2023 Plan’s administrator. The 2023 Plan will be administered by the Compensation Committee of the Company’s Board of Directors (the “Board”). An aggregate of 5,000,000 shares of the Company’s common stock (the “Common Stock”), plus the number of shares available for issuance under the Company’s 2016 Equity Incentive Plan that had not been made subject to outstanding awards, were reserved for issuance under the 2023 Plan. Unless earlier terminated by the Board, the 2023 Plan will remain in effect until all Common Stock reserved for issuance has been issued, provided, however, that all awards shall be granted, if at all, on or before the day immediately preceding the tenth (10th) anniversary of the effective date of the 2023 Plan.

The Company also adopted the Employee Stock Purchase Plan (the “ESPP”). The ESPP allows eligible employees of the Company and the Company’s designated subsidiaries the ability to purchase shares of the Company’s Common Stock at a discount, subject to various limitations. Under the ESPP, employees will be granted the right to purchase Common Stock at a discount during a series of successive offerings, the duration and timing of which will be determined by the ESPP administrator (the “Administrator”). In no event can any single offering period be longer than 27 months. The purchase price (the “Purchase Price”) for each offering will be established by the Administrator. With respect to an offering under Section 423 of the Internal Revenue Code of 1986 (“Section 423 Offering”), in no case may such Purchase Price be less than the lesser of (i) an amount equal to 85 percent of the fair market value on the commencement date, or (ii) an amount not less than 85 percent of the fair market value the on the purchase date. In the event of financial hardship, an employee may withdraw from the ESPP by providing a request at least 20 Business Days before the end of the offering period (the “Offering Period”). Otherwise, the employee will be deemed to have exercised the purchase right in full as of such exercise date. Upon exercise, the employee will purchase the number of whole shares that the participant’s accumulated payroll deductions will buy at the Purchase Price. If an employee wants to decrease the rate of contribution, the employee must make a request at least 20 Business Days before the end of an Offering Period (or such earlier date as determined by the Administrator). An employee may not transfer any rights under the ESPP other than by will or the laws of descent and distribution. During a participant’s lifetime, purchase rights under the ESPP shall be exercisable only by the participant.

There were no issuances under either the 2023 Plan or the ESPP as of December 31, 2023.

BIOTRICITY INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 (Unaudited)

(Expressed in US dollars)

9. STOCKHOLDERS’ DEFICIENCY

(a)	Authorized and Issued Stock

As at March 31, 2023, the Company is authorized to issue 125,000,000 (March 31, 2022 – 125,000,000) shares of common stock ($0.001 par value), and 10,000,000 (March 31, 2022 – 10,000,000) shares of preferred stock ($0.001 par value), 20,000 of which (March 31, 2022 – 20,000) are designated shares of Series A preferred stock ($0.001 par value)

At March 31, 2023, common shares and shares directly exchangeable into equivalent common shares that were issued and outstanding totaled 52,514,582 (2022 – 51,277,040) shares; these were comprised of 51,047,864 (2022 – 49,810,322) shares of common stock and 1,466,718 (2022 – 1,466,718) exchangeable shares. At March 31, 2023, there were 6,304 Series A shares of Preferred Stock that were issued and outstanding (2022 – 7,200). There is also one share of the Special Voting Preferred Stock issued and outstanding held by one holder of record, which is the Trustee in accordance with the terms of the Trust Agreement and outstanding as at March 31, 2023 and 2022.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2023 and 2022

(Expressed in US Dollars)

(b) Exchange Agreement

On February 2, 2016, the Company was formed through reverse-take-over:

●	The Company issued approximately 1.197 shares of its common stock in exchange for each common share of iMedical held by the iMedical shareholders who in general terms, are not residents of Canada (for the purposes of the Income Tax Act (Canada). Accordingly, the Company issued 13,376,947 shares;
●	Shareholders of iMedical who in general terms, are Canadian residents (for the purposes of the Income Tax Act (Canada)) received approximately 1.197 Exchangeable Shares in the capital of Exchangeco in exchange for each common share of iMedical held. Accordingly, the Company issued 9,123,031 Exchangeable Shares;
●	Each outstanding option to purchase common shares in iMedical (whether vested or unvested) was exchanged, without any further action or consideration on the part of the holder of such option, for approximately 1.197 economically equivalent replacement options with an inverse adjustment to the exercise price of the replacement option to reflect the exchange ratio of approximately 1.197:1;
●	Each outstanding warrant to purchase common shares in iMedical was adjusted, in accordance with the terms thereof, such that it entitles the holder to receive approximately 1.197 shares of the common stock of the Company for each warrant, with an inverse adjustment to the exercise price of the warrants to reflect the exchange ratio of approximately 1.197:1
●	Each outstanding advisor warrant to purchase common shares in iMedical was adjusted, in accordance with the terms thereof, such that it entitles the holder to receive approximately 1.197 shares of the common stock of the Company for each advisor warrant, with an inverse adjustment to the exercise price of the Advisor Warrants to reflect the exchange ratio of approximately 1.197:1; and
●	The outstanding 11% secured convertible promissory notes of iMedical were adjusted, in accordance with the adjustment provisions thereof, as and from closing, so as to permit the holders to convert (and in some circumstances permit the Company to force the conversion of) the convertible promissory notes into shares of the common stock of the Company at a 25% discount to purchase price per share in Biotricity’s next offering.

Issuance of common stock, exchangeable shares and cancellation of shares in connection with the reverse takeover transaction as explained above represents recapitalization of capital retroactively adjusting the accounting acquirer’s legal capital to reflect the legal capital of the accounting acquiree.

(c) Series (A) Preferred Stock

The number of Series A Preferred Stock issued and outstanding as of March 31, 2023 and 2022 was 6,304 and 7,200, respectively.

The Series A Preferred Stock is junior to the Company’s existing undesignated preferred stock, and unless otherwise set forth in the applicable certificate of designations, shall be junior to any future issuance of preferred stock. The purchase price (the “Purchase Price”) for the Series A Preferred Stock to date has been $1,000 per share. Except as otherwise expressly required by law, the Series A Preferred Stock does not have voting rights and does not have any liquidation rights.

Preferred Stock Dividends

Dividends shall be paid at the rate of 12% per annum of the amount of the Series A Preferred Stockholder’s (the “Holder”) Purchase Price. Dividends shall be paid quarterly unless the Holder and the Company mutually agree to accrue and defer any such dividend.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2023 and 2022

(Expressed in US Dollars)

Conversion

The Series A Preferred Stock is convertible into shares of common stock commencing 24 months after the issuance date of the Series A Preferred Stock. Upon which, on a monthly basis, up to 5% of the aggregate amount of the Purchase Price can be converted (subject to adjustment for changes in the Holder’s ownership of the underlying Series A Preferred Stock). The conversion price is equal to the greater of $.001 or a 15% discount to the volume-weighted average price (“VWAP”) of the Company’s common stock five Trading Days immediately prior to the conversion date (the “Conversion Rate). Additionally, subject to certain provisions, the Holder may exchange its Series A Preferred Stock into any common stock financing being conducted by the Company at a 15% discount to the pricing of that financing.

Other Adjustments and Rights

● The Conversion Rate (and shares issuable upon conversion of the Series A Preferred Stock) will be appropriately adjusted to reflect stock splits, stock dividends business combinations and similar recapitalization.

● The Holders shall be entitled to a proportionate share of certain qualifying distributions on the same basis as if they were holders of the Company’s common stock on an as converted basis.

Company Redemption

The Company may redeem all or part of the outstanding Series A Preferred Stock after one year from the date of issuance by paying an amount equal to the aggregate Purchase Price paid, adjusted for any reduction in Series A Preferred Stock holdings, multiplied by 110% plus accrued dividends

(d) Share issuances

Share issuances during the year ended March 31, 2022

During the year ended March 31, 2022, the Company issued 4,696,083 common shares (not including 19,263 shares that were part of to be issued shares from prior year conversions) in connection with conversion of convertible notes. The total amounts of debts settled is in amount of $14,522,812 that composed of face value of convertible promissory notes in amount of $10,309,000, carrying amount of conversion and redemption feature derived from notes in amount of $3,398,557 and unpaid interest in amount of $815,255. The fair value of the shares issued was determined based on the market price upon conversion and was in the amount of $15,678,454. The difference between amounts of debts settled and fair value of common shares issued was in the amount of $1,155,642 and was recorded as loss on conversion of convertible promissory notes in the consolidated statement of operations and comprehensive loss.

During the year ended March 31, 2022, the Company issued 658,355 common shares in connection with warrant exercises for cash, and 446,370 common shares in connection with cashless warrant exercises (Note 9f). In addition, the Company issued 451,688 common shares for services provided (not including 250,000 that were part of to be issued shares from prior year commitment). The fair value of common shares issued for services provided was $1,414,449. The fair value of common shares was determined based on the fair value on the date of approval of common share issuance.

During the year ended March 31, 2022, the Company issued 69,252 common shares for cash proceeds of $250,000, which were initially received as a promissory note, and paid through the issuance common shares within the same quarter.

During the year ended March 31, 2022, the Company issued 5,382,331 common shares in connection with the equity financing that was concurrent with its listing on the Nasdaq Capital Market, for total net cash proceeds of $14,545,805.

During the year ended March 31, 2022, an additional 100 Series A preferred shares were issued for cash proceeds of $100,000. The Company issued 288,756 common shares as a result of preferred share conversions (Note 8).

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2023 and 2022

(Expressed in US Dollars)

During the year ended March 31, 2022, the Company also issued an aggregate of 1,423,260 shares of its common stock to investors as part of the one-for-one exchange of previously issued exchangeable shares into the Company’s Common Stock, which is a non-cash transaction.

Share issuances during the three months ended June 30, 2022

During the three months ended June 30, 2022, the Company issued 404,545 common shares in connection with conversion of convertible notes (Note 5). The total amounts of debts settled is in amount of $406,118 that composed of face value of convertible promissory notes in amount of $302,000 (Note 5), carrying amount of conversion and redemption feature derived from notes in amount of $104,118. The fair value of the shares issued and to be issued was determined based on the market price upon conversion and was in the amount of $457,025. The difference, that represented a loss on conversion between amounts of debt settled and fair value of common shares issued, was in the amount of $50,908 and was recorded as loss on conversion of convertible promissory notes in the consolidated statement of operations and comprehensive loss.

During the three months ended June 30, 2022, the Company removed 40,094 of previously to be issued shares, in connection with cancellation of warrant exercises from certain warrant holders. In addition, the Company recognized additional 11,792 shares to be issued for warrant exercise request received but not processed as of quarter end. As a result of the cancellation of to be issued shares, $42,500 was reduced from balance of shares to be issued, and the Company increased the balance of the shares to be issued by $12,500 upon the warrants exercise.

During the three months ended June 30, 2022, the Company issued 4,167 common shares for services received, with a fair value of $7,500.

Share issuances during the three months ended September 30, 2022

During the three months ended September 30, 2022, the Company issued 117,647 common shares in connection with conversion of convertible notes (Note 5). The total amounts of debts settled is in amount of $135,274 that composed of face value of convertible promissory notes in amount of $100,000 (Note 5), carrying amount of conversion and redemption feature derived from notes in amount of $35,274. The fair value of the shares issued and to be issued was determined based on the market price upon conversion and was in the amount of $175,294. The difference, that represented a loss on conversion, between amounts of debts settled and fair value of common shares issued was in the amount of $40,020 and was recorded as loss on conversion of convertible promissory notes in the consolidated statement of operations and comprehensive loss.

During the three months ended September 30, 2022, the Company issued 22,772 common shares for services received, with a fair value of $30,287.

Share issuances during the three months ended December 31, 2022

During the three months ended December 31, 2022, the Company issued 238,846 common shares in connection with the conversion of convertible notes (Note 5). The total amounts of debts settled is in amount of $207,002 that composed of face value of convertible promissory notes in amount of $153,600 (Note 5), carrying amount of conversion and redemption feature derived from notes in amount of $53,402. The fair value of the shares issued and to be issued was determined based on the market price upon conversion and was in the amount of $211,602. The difference, that represented a loss on conversion, between amounts of debts settled and fair value of common shares issued was in the amount of $4,600 and was recorded as loss on conversion of convertible promissory notes in the consolidated statements of operations and comprehensive loss.

In addition, the Company issued 105,263 common shares for services received with a fair value of $112,631 which was recognized as a selling, general and administrative expense with a corresponding credit to additional paid-in capital.

Share issuances during the three months ended March 31, 2023

During the three months ended March 31, 2023, the Company issued 2,240 common shares in connection with a cashless exercise of options. The Company recognized $2 of common shares and debited additional paid in capital for $2.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2023 and 2022

(Expressed in US Dollars)

In addition, the Company issued 270,270 common shares in lieu of interest payment for a new convertible note (Note 5). The fair value of the shares issued was $221,621, which was determined based on closing stock price on the date of share issuance approval. The fair value of shares issued was recognized as a deferred cost, a contra liability to convertible notes, with a corresponding credit to additional paid in capital.

(e) Shares to be issued

During the year ended March 31, 2023, the Company issued 100,094 shares in satisfaction of its obligation of shares to be issued, and moved $77,300 out of the shares to be issued account into the additional paid in capital account. As at March 31, 2023, the Company has 23,723 outstanding shares remaining to be issued in connection with warrant exercises in prior fiscal year.

(f) Warrant issuances, exercises and other activity

Warrant exercises and issuances during the year ended March 31, 2022

During the year ended March 31, 2022, 658,355 warrants were exercised pursuant to receipt of exercise proceeds of $872,292. 446,370 warrants were exercised pursuant to cashless warrant exercise. In addition, $103,950 warrant exercise proceeds receivable was recorded as part of deposit and other receivables as of March 31, 2022.

During the year ended March 31, 2022, the Company issued 212,594 warrants, including 25,000 as compensation for advisor and consultant services, and 187,594 as compensation to an executive of the Company who was not part of the Company stock options plan. The warrant expenses were fair valued at $541,443, and recognized as selling, general and administrative expenses, with a corresponding credit to additional paid-in capital.

During the year ended March 31, 2022, the Company issued 57,536 share purchase warrants to lenders in connection with the term loan (Note 6). The fair value of these warrants, in the amount of $198,713, was recorded as part of the discount of the loan, with a corresponding credit to additional paid-in capital. The warrants were not considered as derivative instruments. The fair value of these warrants was determined by using the Black Scholes model, based on the following key inputs and assumptions: expiry date December 21, 2028, exercise price $6.26, rate of return 1.40%, and volatility 121.71%.

During the year ended March 31, 2022, the Company issued 373,404 share purchase warrants to underwriter. The warrants were not considered as a derivative instrument and were accounted as additional paid-in capital along with the uplisting transaction. The warrants were fair valued at $900,371. The fair value of these warrants was determined by using Black Scholes model, based on the following key inputs and assumptions: expiry date August 26, 2026, exercise price $3.75, rate of returns 0.77%, and volatility 111.9%.

Warrant exercises and issuances during the three months ended June 30, 2022

During the three months ended June 30, 2022, the Company issued 53,827 warrants as compensation to an executive of the Company who was not part of the Company stock options plan. The warrant expenses were fair valued at $77,414, and recognized as selling, general and administrative expenses, with a corresponding credit to additional paid-in capital.

Warrant exercises and issuances during the three months ended September 30, 2022

During the three months ended September 30, 2022, the Company issued 118,282 warrants as compensation to an executive of the Company who was not part of the Company stock options plan. The warrant expenses were fair valued at $77,332, and recognized as selling, general and administrative expenses, with a corresponding credit to additional paid-in capital.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2023 and 2022

(Expressed in US Dollars)

Warrant issuances and exchanges into other securities during the three months ended December 31, 2022

During the three months ended December 31, 2022, the Company issued 218,785 warrants as compensation to an executive of the Company who was not part of the Company stock options plan. The fair value of the warrants at issuance was $77,780 and was recognized as a selling, general and administrative expense, with a corresponding credit to additional paid-in capital. In addition, the Company added 312,500 warrants to its outstanding warrant schedule in connection with warrants issued to Series B convertible note holders. This has no impact on paid-in capital as the fair value of warrants were already accounted for as part of the original Series B convertible note issuance accounting entries. Lastly, the Company extinguished and exchanged 306,604 warrants for promissory notes [Note 5] that resulted in an adjustment to additional paid-in capital in the amount of $71,768.

Warrant issuances during the three months ended March 31, 2023

None.

Warrant issuances, exercises and expirations or cancellations during the fiscal years ended March 31, 2023 and 2022 as follows:

Warrant activity during the years ended March 31, 2023 and 2022 is indicated below:

	Broker Warrants	Consultant and Noteholder Warrants	Warrants Issued on Convertible Notes	Total
As at March 31, 2021	1,258,495	2,130,555	7,766,652	11,155,702
Expired/cancelled	(150,841)	(298,333)	-	(449,174)
Exercised	(662,389)	(242,500)	(555,029)	(1,459,918)
Issued	430,940	212,594	-	643,534
As at March 31, 2022	876,205	1,802,316	7,211,623	9,890,144
Expired/cancelled	(37,134)	(517,583)	(1,563,980)	(2,118,697)
Exercised	—	—	(318,396)	(318,396)
Issued	—	390,894	—	390,894
As at March 31, 2023	839,071	1,675,627	5,329,247	7,843,945
Exercise Price	$1.06 to $6.26	$0.45 to $3.15	$1.06 to $1.50
Expiration Date	August 2026 to January 2031	April 2023 to Dec 2032	January 2024 to February 2024

(g) Stock-based compensation

2016 Equity Incentive Plan

On February 2, 2016, the Board of Directors of the Company approved the Company’s 2016 Equity Incentive Plan (the “Plan”). The purpose of the Plan is to advance the interests of the Company and its stockholders by providing an incentive to attract, retain and reward persons performing services for the Company and by motivating such persons to contribute to the growth and profitability of the Company. The Plan seeks to achieve this purpose by providing for awards in the form of options, stock appreciation rights, restricted stock purchase rights, restricted stock bonuses, restricted stock units, performance shares, performance units and other stock-based awards.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2023 and 2022

(Expressed in US Dollars)

The Plan shall continue in effect until its termination by the board of directors or committee formed by the board; provided, however, that all awards shall be granted, if at all, on or before the day immediately preceding the tenth (10th) anniversary of the effective date. The maximum number of shares of stock that may be issued under the Plan shall be equal to 3,750,000 shares; provided that the maximum number of shares of stock that may be issued under the Plan pursuant to awards shall automatically and without any further Company or shareholder approval, increase on January 1 of each year for not more than 10 years from the effective date, so the number of shares that may be issued is an amount no greater than 20% of the Company’s outstanding shares of stock and shares of stock underlying any outstanding exchangeable shares as of such January 1; provided further that no such increase shall be effective if it would violate any applicable law or stock exchange rule or regulation, or result in adverse tax consequences to the Company or any participant that would not otherwise result but for the increase.

During the year ended March 31, 2023, the Company granted 1,713,937 stock options (2022: 596,458 options) with a weighted average grant date exercise price of $1.1007 (2022: $1.5272). The Company recorded stock-based compensation of $647,631 (2022: $913,613) in connection with ESOP 2016 Plan under selling, general and administrative expenses with corresponding credit to additional paid in capital.

As of March 12, 2023, the Company cancelled 1,300,000 of stock options that belongs to CEO (original grant date January 16, 2018, exercise price $5.44, expiry date January 17, 2028) and granted new stock options to the CEO in unit numbers of 350,000, 350,000 and 1,000,000 (exercise price $1.25, $1.75 and $0.81, respectively, expiry date March 12, 2033). The company accounted for this transaction as a stock option modification in accordance to guidance in ASC 718, and recognized an expense of $246,647 immediately upon modification date as a result of such modification. This expense is included in total stock-based compensation expense for the year ended March 31, 2023.

The following table summarizes the stock option activities during the fiscal year ended March 31, 2023:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value(1)

Outstanding at March 31, 2022	7,409,714	$2.3466	5.75	$567,584
Granted	1,713,937	$1.1007	9.95	-
Exercised	(2,240)	$0.7400	-	-
Expired	(1,333,982)	$5.1150	4.83	-
Forfeited	(199,520)	$1.0830	6.86	-
Outstanding at March 31, 2023	7,587,909	$1.5487	6.30	$8,185,321
Vested and expected to vest at March 31, 2023	7,587,909	$1.5487	6.30	$8,185,321
Vested and exercisable at March 31, 2023	5,763,126	$1.6830	5.54	$6,990,741

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of our common stock as of March 31, 2023 and 2022 of $0.47 and $2.27 per share, respectively.

The fair value of each option granted is estimated at the time of grant using multi-nominal lattice model using the following assumptions, for each of the respective years ended March 31:

	2023	2022
Exercise price ($)	0.45 – 2.27	2.40-3.98
Risk free interest rate (%)	2.20 – 4.40	0.34 – 2.32
Expected term (Years)	10.0	2.0 – 10.0
Expected volatility (%)	71 – 121.2	106.6 – 129.9
Expected dividend yield (%)	0.00	0.00
Fair value of option ($)	0.36 – 1.995	1.19 – 3.52
Expected forfeiture (attrition) rate (%)	0.00	0.00

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2023 and 2022

(Expressed in US Dollars)

2023 Equity Incentive Plan and the Employee Stock Purchase Plans

On March 31, 2023, the Company adopted the 2023 Equity Incentive Plan (the “2023 Plan”). The 2023 Plan authorizes grants of equity-based and incentive cash awards to eligible participants designated by the 2023 Plan’s administrator. The 2023 Plan will be administered by the Compensation Committee of the Company’s Board of Directors (the “Board”). An aggregate of 5,000,000 shares of the Company’s common stock (the “Common Stock”), plus the number of shares available for issuance under the Company’s 2016 Equity Incentive Plan that had not been made subject to outstanding awards, were reserved for issuance under the 2023 Plan. Unless earlier terminated by the Board, the 2023 Plan will remain in effect until all Common Stock reserved for issuance has been issued, provided, however, that all awards shall be granted, if at all, on or before the day immediately preceding the tenth (10th) anniversary of the effective date of the 2023 Plan.

The Company also adopted the Employee Stock Purchase Plan (the “ESPP”). The ESPP allows eligible employees of the Company and the Company’s designated subsidiaries the ability to purchase shares of the Company’s Common Stock at a discount, subject to various limitations. Under the ESPP, employees will be granted the right to purchase Common Stock at a discount during a series of successive offerings, the duration and timing of which will be determined by the ESPP administrator (the “Administrator”). In no event can any single offering period be longer than 27 months. The purchase price (the “Purchase Price”) for each offering will be established by the Administrator. With respect to an offering under Section 423 of the Internal Revenue Code of 1986 (“Section 423 Offering”), in no case may such Purchase Price be less than the lesser of (i) an amount equal to 85 percent of the fair market value on the commencement date, or (ii) an amount not less than 85 percent of the fair market value the on the purchase date. In the event of financial hardship, an employee may withdraw from the ESPP by providing a request at least 20 Business Days before the end of the offering period (the “Offering Period”). Otherwise, the employee will be deemed to have exercised the purchase right in full as of such exercise date. Upon exercise, the employee will purchase the number of whole shares that the participant’s accumulated payroll deductions will buy at the Purchase Price. If an employee wants to decrease the rate of contribution, the employee must make a request at least 20 Business Days before the end of an Offering Period (or such earlier date as determined by the Administrator). An employee may not transfer any rights under the ESPP other than by will or the laws of descent and distribution. During a participant’s lifetime, purchase rights under the ESPP shall be exercisable only by the participant.

There were no issuances under either the 2023 Plan or the ESPP as of March 31, 2023 and 2022.